Shareholder Report, Line Graph (Details) - Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended
	May 31, 2023	May 18, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	Sep. 30, 2025	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Accumulated Value	$ 9,964.95	$ 10,000.00	$ 10,141.78	$ 10,207.89	$ 10,053.09	$ 9,711.32	$ 9,555.76	$ 10,296.48	$ 10,605.74	$ 10,556.51	$ 10,639.46	$ 10,765.83	$ 10,699.74		$ 10,780.92	$ 11,044.62	$ 11,165.79	$ 11,297.41	$ 11,399.02	$ 11,225.34	$ 11,466.63	$ 11,275.77	$ 11,361.26	$ 11,503.09	$ 11,367.83	$ 11,165.33	$ 11,173.23	$ 11,238.68	$ 11,069.28	$ 11,128.35	$ 11,421.78